Inventory	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
INVENTORY
5.	INVENTORY

	December 31, 2023	December 31, 2022
Finished products	$4,624,471	$7,392,002
Impairment of finished products	(1,434,827)	(3,555,683)
Accessories and spare parts	829,860	675,001
Impairment of accessories and spare parts	(474,985)	(418,770)
Total	$3,544,519	$4,092,550

Refer to Note 13 for total inventories expensed as cost of sales during the years ended December 31, 2023, 2022 and 2021.

During the year ended December 31, 2022, the Company had a flood in one of its premises resulting in damage to some of the inventory. The Company wrote off $519,764 of inventory due to the flood in 2022. In 2023, the Company had sent all of the inventory written off to the Company’s insurance company for a detailed valuation of each piece of inventory. Based on the insurance company’s analysis, which included opening carton, boxes and testing the electronic devices, the insurer determined that only $65,128 of the inventory sent to them was unsalvageable and that the balance of $454,636 was inventory in pristine condition and was readily saleable. The Company added back this salvageable inventory back into the warehouse and integrated it in with all the other merchandise in the warehouse. There have not been any higher rates of returns resulting from the salvaged inventory.

Provision on inventory

Management is presently reviewing the inventory for impairment on a quarterly basis. During the year, the Company also wrote off $NIL (2022 - $519,763) in inventory that was water damaged. The Company made a claim for the damaged inventory that is insured at selling price even though the inventory is carried at cost in the books. In 2023 the Company received proceeds from the water damaged of $364,128. The amount received was recorded in 2023 as a gain on the flood in the statement of income and expenses for the year. As well, the insurer reviewed all inventory items previously written off in 2022 due the flood and determined based on detailed analysis that our estimate of salvageable inventory that Signifi has added back to their inventory in 2023 amounted to $454,636. This amount was also recorded as a gain from the flood damage in 2023.

Liens

As a result of the factoring agreement in Note 4 above, the Company has provided the North American inventory as collateral for the outstanding balance. As at December 31, 2023 the inventory owed by the North American entities amounts to $2,473,721.